Consolidated Schedule of Investments (unaudited)
December 31, 2024
 Franklin Lexington Private Markets Fund
(Percentages shown based on Fund net assets)
	Acquisition Date	Fair Value
Private Assets(a)
Secondary Investments — 38.0%
North America — 18.2%
Bain Capital Fund XII, L.P.	12/31/24	$30,595,397 *
Bain Capital Fund XIII, L.P.	12/31/24	30,590,277 *
Catalyst Investors V LP	12/31/24	6,847,314 *
Catterton Partners VII Special Purpose LP	12/31/24	5,581,738 *
The Resolute Fund V, L.P.	12/31/24	60,104,327 *
Trinity Ventures 2024, L.P.	12/20/24	25,216,035 *
Wind Point Partners VIII-B, L.P.	12/31/24	14,401,466 *
Total North America		173,336,554
UK/Europe — 13.1%
Apse Capital II, L.P.	12/24/24	25,143,175 *
Bain Capital Europe Fund V, SCSp	12/31/24	17,009,755 *
Bain Capital Europe Fund VI, SCSp	12/31/24	3,519,756 *
eEquity IV AB	12/31/24	2,769,093 *
Investcorp Technology Partners IV-A LP	12/31/24	9,522,923 *
L Catterton Europe IV SLP	12/31/24	11,374,355 *
PSC IV, LP	12/31/24	49,312,405 *
Rivean Capital SCA SiCAV-RAIF -- Rivean Capital Fund VII Feeder	12/23/24	— *,(b)
Rivean Special Opportunity Fund II Cooperatief U.A.	12/23/24	— *,(b)
S.L. 12 Sarl	12/31/24	6,035,432 *
Total UK/Europe		124,686,894
Latin America — 2.3%
L Catterton Latin America III LP	12/31/24	10,975,235 *
LCLA3 Brazil Holdings LP	12/31/24	11,132,135 *
Total Latin America		22,107,370
Asia-Pacific — 4.4%
VIG Private Equity Fund IV-4	12/31/24	42,233,647 *

Total Secondary Investments		362,364,465
Co-Investments — 1.6%
North America — 1.6%
Castle Creek Capital Partners VIII Co-Investment Fund C, LP	12/27/24	15,000,000 *
Total Investments — 39.6%		377,364,465

Other Assets in Excess of Liabilities — 60.4%		574,943,726
Total Net Assets — 100.0%		$952,308,191

*	Non-income producing security.
(a)
Investments have no redemption provisions, are issued in private placement transactions and are restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under acquisition date as shown in the Consolidated
Schedule of Investments. Total fair value of restricted investments as of December 31, 2024, was $377,364,465, or 39.6% of net assets. As of
December 31, 2024, the aggregate cost of each investment restricted to resale was $28,197,953, $30,222,714, $5,187,376, $3,510,166, $55,828,019,
$18,324,526, $11,605,445, $19,897,530, $17,310,025, $3,070,435, $2,466,695, $6,055,320, $6,820,857, $43,127,382, $0, $0, $5,195,014, $7,206,688,
$12,366,859, $34,007,377 and $15,106,612, respectively, totaling $325,506,993.

(b)	Investment has been committed to but has not been funded (Note 1).
See Notes to Consolidated Schedule of Investments.

Franklin Lexington Private Markets Fund 2024 Quarterly Report

Consolidated Schedule of Investments (unaudited) (cont’d)
December 31, 2024
 Franklin Lexington Private Markets Fund
At December 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	40,585,545	EUR	39,000,000	HSBC Securities Inc.	1/31/25	$137,748
USD	28,781,096	GBP	23,000,000	HSBC Securities Inc.	1/31/25	(5,037)
USD	2,718,066	SEK	30,000,000	HSBC Securities Inc.	1/31/25	2,087
Net unrealized appreciation on open forward foreign currency contracts						$134,798

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
SEK	—	Swedish Krona
USD	—	United States Dollar
This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule.
See Notes to Consolidated Schedule of Investments.

Franklin Lexington Private Markets Fund 2024 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Lexington Private Markets Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 20, 2024.
The Fund’s investment objective is to seek long-term capital appreciation. In pursuing its investment objective, the Fund intends to invest in a portfolio of private equity and other private assets (collectively, “Private Assets”). The Fund has the flexibility to invest in Private Assets across asset types, including but not limited to buyout, growth, venture, credit, mezzanine, infrastructure, energy and other real assets (i.e., assets that have physical properties, such as natural resources, infrastructure and commodities), subject to compliance with its investment strategies and restrictions and applicable law, including the 1940 Act. The Fund may gain access to Private Assets through a number of different approaches, including: (i) by acquiring interests in Secondary Funds, which are investment vehicles, the interests in which are acquired by the Fund through purchases from existing investors; (ii) by acquiring interests in Primary Funds, which are investments vehicles (other than Secondary Funds) acquired by the Fund through commitments to the issuer (collectively with Secondary Funds, the “Portfolio Funds”); and (iii) by making Co-Investments, which are investments primarily alongside transaction sponsors in the same class of equity or debt securities or other instruments as such transaction sponsors. The Fund also intends to invest a portion of its assets in liquid assets, including cash and cash equivalents, liquid fixed income securities and other credit instruments, derivatives and other investments companies, including money market funds and exchange-traded funds (“Liquid Assets”).
The Fund may make investments directly or indirectly through one or more wholly-owned subsidiaries. Unless otherwise noted, this schedule of investments is the consolidated schedule of investments of the Fund and its wholly-owned subsidiaries.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation.  The Fund calculates its net asset value on a monthly basis by subtracting liabilities (including accrued expenses or distributions) from the total assets of the Fund (the value of investments, plus cash or other assets, including interest and distributions accrued but not yet received). The Fund’s assets and liabilities are valued in accordance with GAAP using the principles set forth below.
Valuation oversight
Pursuant to policies adopted by the Board of Trustees (the “Board”), the Manager has been designated as the valuation designee and is responsible for the oversight of the monthly valuation process. The Board has designated the Manager to perform these fair value determinations relating to the value of such investments, in accordance with such procedures and Rule 2a-5 under the 1940 Act. The Fund’s Manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s Manager and the Board. The Board oversees the Valuation Committee’s implementation of the valuation policy and may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations. In its fair valuation process of Portfolio Funds and Co-Investments, the Valuation Committee may consult with the Fund’s sub-adviser, Lexington Advisors LLC (“Lexington”), to seek any unique insights Lexington may have regarding the value of the Fund’s Private Assets. However, Lexington will not determine the fair values assigned to the Fund’s assets. The value of the Fund’s assets will be based on information reasonably available at the time the valuation is made, and that the Valuation Committee believes to be reliable.
Private Assets
The fair values of the Fund’s investments in Portfolio Funds and certain Co-Investments are generally determined monthly using the net asset value (“NAV”) as a practical expedient in accordance with FASB ASC Topic 820, Fair Value Measurement (“ASC 820”). Portfolio Funds are generally valued based on the latest NAV reported by a Portfolio Fund manager or general partner. Similarly, many Co-Investments are generally valued based on the valuation information provided by the lead or sponsoring private investor. When determining the fair values of Portfolio Funds, the Fund also considers public index returns which may be relevant to individual Portfolio Funds for purposes of considering any adjustments to the fair value of each Portfolio Fund. In addition, the Fund also assesses any public company exposure held by Portfolio Funds, including

Franklin Lexington Private Markets Fund 2024 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)
any material events or price movement, for purposes of determining fair value at the measurement date. The valuation of Portfolio Funds may be based on imperfect information and is subject to inherent uncertainties.
To the extent the Valuation Committee is either unable to utilize the practical expedient under ASC 820, or where the Valuation Committee determines that use of the practical expedient is not appropriate as it will not result in a price that represents the fair value of an investment, the Valuation Committee will make a fair value determination.
Liquid Assets
The valuations for fixed income securities (which may include, but are not limited to,corporate bonds, mortgage-backed and asset-back securities, and collateralized mortgage obligations) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third-party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board.

Franklin Lexington Private Markets Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$139,835	—	$139,835
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$5,037	—	$5,037

††	Reflects the unrealized appreciation (depreciation) of the instruments.
Investments in Portfolio Funds and Co-Investments are recorded at fair value, using NAV as a practical expedient. Portfolio Funds and Co-Investments with a fair value of $377,364,465 are excluded from the fair value hierarchy as of December 31, 2024.
A listing of Private Asset types held by the Fund and related attributes, as of December 31, 2024, are shown in the below table:

Investment Category	Fair Value	Unfunded Commitments	Estimated Remaining Life	Redemption Frequency *	Notice Period (In Days)	Redemption Restriction Terms**
Co-Investments	$15,000,000	—	8 - 12 years	None	N/A	Liquidity in the form of distributions from Private Asset investments
Secondary Investments	362,364,465	$102,878,281	1 – 12 years	None	N/A	Liquidity in the form of distributions from Private Asset investments
*The information summarized in the table above represents the general terms for the specified investment type. Individual Private Asset investments may have terms that are more or less restrictive than those terms indicated for the investment type as a whole. In addition, most
Private Asset investments have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

**Distributions from Private Asset investments occur at irregular intervals, and the exact timing of distributions from Private Asset investments cannot be determined. It is estimated that distributions will generally occur over the life of Private Asset investments.

Franklin Lexington Private Markets Fund 2024 Quarterly Report